Shareholder Report	12 Months Ended	92 Months Ended
	Apr. 30, 2026 USD ($) shares	Apr. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Hereford Street Trust
Entity Central Index Key	0000917286
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Fidelity Treasury Only Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Only Money Market Fund
Class Name	Fidelity® Treasury Only Money Market Fund
Trading Symbol	FDLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Treasury Only Money Market Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Treasury Only Money Market Fund	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 16,940,567,988	$ 16,940,567,988
Holdings Count | shares	57	57
Advisory Fees Paid, Amount	$ 61,283,591
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$16,940,567,988
Number of Holdings	57
Total Advisory Fee	$61,283,591

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 19.9 8-30 17.9 31-60 24.1 61-90 21.0 91-180 16.4 >180 1.6 U.S. Treasury Obligations 100.9 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 100.9 Net Other Assets (Liabilities) - (0.9)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Treasury Bill Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Treasury Bill Index Fund
Class Name	Fidelity® Series Treasury Bill Index Fund
Trading Symbol	FHQFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Treasury Bill Index Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Treasury Bill Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a solid gain for the 12 months ending April 30, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive starting yields, a resilient economy and three policy interest-rate cuts by the Federal Reserve in the second half of 2025.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 17, 2018 through April 30, 2026. Initial investment of $10,000. Fidelity® Series Treasury Bill Index Fund $10,000 $10,162 $10,400 $10,413 $10,418 $10,707 $11,280 $11,854 $12,331 Bloomberg U.S. 3-6 Month Treasury Bill Index $10,000 $10,167 $10,407 $10,421 $10,422 $10,715 $11,290 $11,857 $12,342 Bloomberg U.S. Aggregate Bond Index $10,000 $10,413 $11,542 $11,511 $10,531 $10,486 $10,332 $11,161 $11,613 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Treasury Bill Index Fund 4.02% 3.44% 2.76% Bloomberg U.S. 3-6 Month Treasury Bill Index 4.09% 3.44% 2.77% Bloomberg U.S. Aggregate Bond Index 4.06% 0.18% 1.96% A From August 17, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Aug. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,030,384,119	$ 2,030,384,119
Holdings Count | shares	23	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$2,030,384,119
Number of Holdings	23
Total Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 99.2 U.S. Treasury Obligations 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 99.2 99.2
Fidelity Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Money Market Fund
Class Name	Fidelity® Money Market Fund
Trading Symbol	SPRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Money Market Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Money Market Fund	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 134,691,553,806	$ 134,691,553,806
Holdings Count | shares	266	266
Advisory Fees Paid, Amount	$ 337,385,430
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$134,691,553,806
Number of Holdings	266
Total Advisory Fee	$337,385,430

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 53.8 8-30 7.9 31-60 12.1 61-90 15.0 91-180 12.9 >180 0.6 Repurchase Agreements 50.9 U.S. Treasury Obligations 32.6 Commercial Paper 8.4 Time Deposits 5.6 Certificates of Deposit 4.8 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 50.9 U.S. Treasury Obligations - 32.6 Commercial Paper - 8.4 Time Deposits - 5.6 Certificates of Deposit - 4.8 Net Other Assets (Liabilities) - (2.3)%
Fidelity Money Market Fund - Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Money Market Fund
Class Name	Fidelity® Money Market Fund Premium Class
Trading Symbol	FZDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Money Market Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Net Assets	$ 134,691,553,806	$ 134,691,553,806
Holdings Count | shares	266	266
Advisory Fees Paid, Amount	$ 337,385,430
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$134,691,553,806
Number of Holdings	266
Total Advisory Fee	$337,385,430

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 53.8 8-30 7.9 31-60 12.1 61-90 15.0 91-180 12.9 >180 0.6 Repurchase Agreements 50.9 U.S. Treasury Obligations 32.6 Commercial Paper 8.4 Time Deposits 5.6 Certificates of Deposit 4.8 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 50.9 U.S. Treasury Obligations - 32.6 Commercial Paper - 8.4 Time Deposits - 5.6 Certificates of Deposit - 4.8 Net Other Assets (Liabilities) - (2.3)%
Fidelity Government Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund
Trading Symbol	SPAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Money Market Fund	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 452,711,941,602	$ 452,711,941,602
Holdings Count | shares	744	744
Advisory Fees Paid, Amount	$ 1,063,880,910
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$452,711,941,602
Number of Holdings	744
Total Advisory Fee	$1,063,880,910

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 62.9 8-30 7.9 31-60 5.3 61-90 7.6 91-180 10.4 >180 7.1 Repurchase Agreements 41.0 U.S. Government Agency - Debt 31.6 U.S. Treasury Obligations 28.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 41.0 U.S. Government Agency - Debt - 31.6 U.S. Treasury Obligations - 28.6 Net Other Assets (Liabilities) - (1.2)%
Fidelity Government Money Market Fund - Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Premium Class
Trading Symbol	FZCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Net Assets	$ 452,711,941,602	$ 452,711,941,602
Holdings Count | shares	744	744
Advisory Fees Paid, Amount	$ 1,063,880,910
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$452,711,941,602
Number of Holdings	744
Total Advisory Fee	$1,063,880,910

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 62.9 8-30 7.9 31-60 5.3 61-90 7.6 91-180 10.4 >180 7.1 Repurchase Agreements 41.0 U.S. Government Agency - Debt 31.6 U.S. Treasury Obligations 28.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 41.0 U.S. Government Agency - Debt - 31.6 U.S. Treasury Obligations - 28.6 Net Other Assets (Liabilities) - (1.2)%
Fidelity Government Money Market Fund - Daily Money Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Daily Money Class
Trading Symbol	FZBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Money Class	$ 71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Net Assets	$ 452,711,941,602	$ 452,711,941,602
Holdings Count | shares	744	744
Advisory Fees Paid, Amount	$ 1,063,880,910
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$452,711,941,602
Number of Holdings	744
Total Advisory Fee	$1,063,880,910

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 62.9 8-30 7.9 31-60 5.3 61-90 7.6 91-180 10.4 >180 7.1 Repurchase Agreements 41.0 U.S. Government Agency - Debt 31.6 U.S. Treasury Obligations 28.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 41.0 U.S. Government Agency - Debt - 31.6 U.S. Treasury Obligations - 28.6 Net Other Assets (Liabilities) - (1.2)%
Fidelity Government Money Market Fund - Class S
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Class S
Trading Symbol	FZSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 452,711,941,602	$ 452,711,941,602
Holdings Count | shares	744	744
Advisory Fees Paid, Amount	$ 1,063,880,910
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$452,711,941,602
Number of Holdings	744
Total Advisory Fee	$1,063,880,910

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 62.9 8-30 7.9 31-60 5.3 61-90 7.6 91-180 10.4 >180 7.1 Repurchase Agreements 41.0 U.S. Government Agency - Debt 31.6 U.S. Treasury Obligations 28.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 41.0 U.S. Government Agency - Debt - 31.6 U.S. Treasury Obligations - 28.6 Net Other Assets (Liabilities) - (1.2)%
Fidelity Government Money Market Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Class K6
Trading Symbol	FNBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Net Assets	$ 452,711,941,602	$ 452,711,941,602
Holdings Count | shares	744	744
Advisory Fees Paid, Amount	$ 1,063,880,910
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$452,711,941,602
Number of Holdings	744
Total Advisory Fee	$1,063,880,910

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 62.9 8-30 7.9 31-60 5.3 61-90 7.6 91-180 10.4 >180 7.1 Repurchase Agreements 41.0 U.S. Government Agency - Debt 31.6 U.S. Treasury Obligations 28.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 41.0 U.S. Government Agency - Debt - 31.6 U.S. Treasury Obligations - 28.6 Net Other Assets (Liabilities) - (1.2)%
Fidelity Government Money Market Fund - Capital Reserves Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Capital Reserves Class
Trading Symbol	FZAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Reserves Class	$ 97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Net Assets	$ 452,711,941,602	$ 452,711,941,602
Holdings Count | shares	744	744
Advisory Fees Paid, Amount	$ 1,063,880,910
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$452,711,941,602
Number of Holdings	744
Total Advisory Fee	$1,063,880,910

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 62.9 8-30 7.9 31-60 5.3 61-90 7.6 91-180 10.4 >180 7.1 Repurchase Agreements 41.0 U.S. Government Agency - Debt 31.6 U.S. Treasury Obligations 28.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 41.0 U.S. Government Agency - Debt - 31.6 U.S. Treasury Obligations - 28.6 Net Other Assets (Liabilities) - (1.2)%
Fidelity Government Money Market Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Advisor M Class
Trading Symbol	FZGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor M Class	$ 71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Net Assets	$ 452,711,941,602	$ 452,711,941,602
Holdings Count | shares	744	744
Advisory Fees Paid, Amount	$ 1,063,880,910
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$452,711,941,602
Number of Holdings	744
Total Advisory Fee	$1,063,880,910

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 62.9 8-30 7.9 31-60 5.3 61-90 7.6 91-180 10.4 >180 7.1 Repurchase Agreements 41.0 U.S. Government Agency - Debt 31.6 U.S. Treasury Obligations 28.6 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 41.0 U.S. Government Agency - Debt - 31.6 U.S. Treasury Obligations - 28.6 Net Other Assets (Liabilities) - (1.2)%
Fidelity Flex Government Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Government Money Market Fund
Class Name	Fidelity Flex® Government Money Market Fund
Trading Symbol	FLGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Government Money Market Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Government Money Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 221,277,787	$ 221,277,787
Holdings Count | shares	173	173
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$221,277,787
Number of Holdings	173
Total Advisory Fee	$0

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 59.4 8-30 8.2 31-60 5.5 61-90 7.1 91-180 15.2 >180 4.1 Repurchase Agreements 38.3 U.S. Government Agency - Debt 33.8 U.S. Treasury Obligations 27.4 Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 38.3 U.S. Government Agency - Debt - 33.8 U.S. Treasury Obligations - 27.4 Net Other Assets (Liabilities) - 0.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Treasury Digital Fund - Liquidity
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Digital Fund
Class Name	Fidelity® Treasury Digital Fund Liquidity
Trading Symbol	FYHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Treasury Digital Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liquidity	$ 19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Net Assets	$ 171,679,853	$ 171,679,853
Holdings Count | shares	17	17
Advisory Fees Paid, Amount	$ 621,595
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$171,679,853
Number of Holdings	17
Total Advisory Fee	$621,595

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 10.5 8-30 24.2 31-60 38.5 61-90 31.5 U.S. Treasury Obligations 104.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 104.7 Net Other Assets (Liabilities) - (4.7)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Treasury Only Money Market Fund - Class OUS
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Only Money Market Fund
Class Name	Fidelity® Treasury Only Money Market Fund Class OUS
Trading Symbol	FYIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Treasury Only Money Market Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 800-544-0275 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-544-0275
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class OUS	$ 38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Net Assets	$ 16,940,567,988	$ 16,940,567,988
Holdings Count | shares	57	57
Advisory Fees Paid, Amount	$ 61,283,591
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$16,940,567,988
Number of Holdings	57
Total Advisory Fee	$61,283,591

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 19.9 8-30 17.9 31-60 24.1 61-90 21.0 91-180 16.4 >180 1.6 U.S. Treasury Obligations 100.9 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 100.9 Net Other Assets (Liabilities) - (0.9)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 800-544-0275  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 800-544-0275 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	800-544-0275
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Treasury Digital Fund - OnChain Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Digital Fund
Class Name	Fidelity® Treasury Digital Fund OnChain
Trading Symbol	FYOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Treasury Digital Fund for the period August 4, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-297-2952
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OnChain A	$ 15	0.20%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.20%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 171,679,853	$ 171,679,853
Holdings Count | shares	17	17
Advisory Fees Paid, Amount	$ 621,595
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$171,679,853
Number of Holdings	17
Total Advisory Fee	$621,595

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 10.5 8-30 24.2 31-60 38.5 61-90 31.5 U.S. Treasury Obligations 104.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 104.7 Net Other Assets (Liabilities) - (4.7)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 4, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 4, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-297-2952
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec